Segment Information	12 Months Ended
Nov. 30, 2020
Segment Reporting [Abstract]
Segment Information	Segment Information
Our operating segments are reported on the same basis as the internally reported information that is provided to our chief operating decision maker (“CODM”), who is the President and Chief Executive Officer of Carnival Corporation and Carnival plc. The CODM assesses performance and makes decisions to allocate resources for Carnival Corporation & plc based upon review of the results across all of our segments. Our four reportable segments are comprised of (1) NAA cruise operations, (2) EA cruise operations, (3) Cruise Support and (4) Tour and Other.

The operating segments within each of our NAA and EA reportable segments have been aggregated based on the similarity of their economic and other characteristics. Our Cruise Support segment includes our portfolio of leading port destinations and other services, all of which are operated for the benefit of our cruise brands. Our Tour and Other segment represents the hotel and transportation operations of Holland America Princess Alaska Tours and other operations.

	As of and for the years ended November 30,
(in millions)	Revenues	Operating costs and expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)		Capital expenditures	Total assets
2020
NAA	$3,627	$5,623	$1,066	$1,413	$(5,794)	(a)	$1,430	$25,257
EA	1,790	2,548	523	672	(2,729)	(b)	2,036	16,505
Cruise Support	68	(10)	262	128	(313)		144	11,135
Tour and Other	110	84	27	28	(29)		11	696
	$5,595	$8,245	$1,878	$2,241	$(8,865)		$3,620	$53,593
2019
NAA	$13,612	$8,370	$1,427	$1,364	$2,451		$2,781	$27,102
EA	6,650	4,146	744	645	1,115		2,462	15,473
Cruise Support	173	125	281	115	(347)		143	1,861
Tour and Other	390	268	28	36	56		43	623
	$20,825	$12,909	$2,480	$2,160	$3,276		$5,429	$45,058
2018
NAA	$12,236	$7,180	$1,403	$1,264	$2,389		$2,614	$25,613
EA	6,243	3,676	751	611	1,205		945	13,825
Cruise Support	129	53	268	103	(296)		38	2,303
Tour and Other	272	180	28	39	26		152	660
	$18,881	$11,089	$2,450	$2,017	$3,325		$3,749	$42,401
(a)    Includes $1.3 billion of goodwill impairment charges.
(b)    Includes $777 million of goodwill impairment charges.

Revenues by geographic areas, which are based on where our guests are sourced, were as follows:

	Years Ended November 30,
(in millions)	2020	2019	2018
North America	$3,084	$11,502	$10,066
Europe	1,643	6,318	5,957
Australia and Asia	687	2,632	2,530
Other	180	373	327
	$5,595	$20,825	$18,881
Substantially all of our long-lived assets consist of our ships and move between geographic areas.